Offsets	Feb. 16, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Voya Financial, Inc.
Form or Filing Type	S-3
File Number	333-262924
Initial Filing Date	Feb. 23, 2022
Fee Offset Claimed	$ 0
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Securities Associated with Fee Offset Claimed | shares	0
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 1,600,656,000
Offset Note	Voya and Holdings previously filed a Registration Statement on Form
S-3
on February 23, 2022 (Registration
Nos. 333-262924
and 333-262924-01), as amended on November 9, 2022 and declared effective on November 15, 2022 (the “Prior Registration Statement”). In connection with the filing of the Prior Registration Statement, a total registration fee of $185,400 was paid to the Securities and Exchange Commission with respect to an aggregate maximum offering price of $2,000,000,000 (fee rate $92.70/$1 million). As of the date of the filing of this Registration Statement, securities having an aggregate offering price of up to $1,600,656,000 were not sold under the Prior Registration Statement. The Prior Registration Statement expired on November 15, 2025, and the offering that included the unsold securities under the Prior Registration Statement has been terminated. Pursuant to Rule 457(p) under the Securities Act of 1933, as amended, the registration fee of $148,380.81 that was previously paid and remains unused with respect to securities that were previously registered pursuant to the Prior Registration Statement and were not sold thereunder may be applied to the filing fees payable pursuant to this Registration Statement.
Termination / Withdrawal Statement	The Prior Registration Statement expired on November 15, 2025, and the offering that included the unsold securities under the Prior Registration Statement has been terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Voya Financial, Inc.
Form or Filing Type	S-3
File Number	333-262924
Filing Date	Feb. 23, 2022
Fee Paid with Fee Offset Source	$ 185,400
Offset Note	Voya and Holdings previously filed a Registration Statement on Form
S-3
on February 23, 2022 (Registration
Nos. 333-262924
and 333-262924-01), as amended on November 9, 2022 and declared effective on November 15, 2022 (the “Prior Registration Statement”). In connection with the filing of the Prior Registration Statement, a total registration fee of $185,400 was paid to the Securities and Exchange Commission with respect to an aggregate maximum offering price of $2,000,000,000 (fee rate $92.70/$1 million). As of the date of the filing of this Registration Statement, securities having an aggregate offering price of up to $1,600,656,000 were not sold under the Prior Registration Statement. The Prior Registration Statement expired on November 15, 2025, and the offering that included the unsold securities under the Prior Registration Statement has been terminated. Pursuant to Rule 457(p) under the Securities Act of 1933, as amended, the registration fee of $148,380.81 that was previously paid and remains unused with respect to securities that were previously registered pursuant to the Prior Registration Statement and were not sold thereunder may be applied to the filing fees payable pursuant to this Registration Statement.
Termination / Withdrawal Statement	The Prior Registration Statement expired on November 15, 2025, and the offering that included the unsold securities under the Prior Registration Statement has been terminated.